Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
	December 31,
	2015	2014
	U.S. Dollars
Bank balances	30,743	18,130
Restricted cash	90	90

	30,833	18,220

Cash and Cash Equivalents, Currencies
	December 31,
	2015	2014
	U.S. Dollars
US Dollars	26,703	9,576
New Israeli Shekels	2,002	2,569
Euro	770	2,033
Chinese RMB	640	1,541
Japanese YEN	142	1,825
Other currencies	576	676

	30,833	18,220